Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Rayliant Funds Trust
Entity Central Index Key	0002061770
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000261163
Shareholder Report [Line Items]
Fund Name	Rayliant-ChinaAMC Transformative China Tech ETF
Trading Symbol	CNQQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Rayliant-ChinaAMC Transformative China Tech ETF for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.funds.rayliant.com/cnqq/. You can also request this information by contacting us at 1-626-407-4581.
Additional Information Phone Number	1-626-407-4581
Additional Information Website	https://www.funds.rayliant.com/cnqq/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant-ChinaAMC Transformative China Tech ETF	$34	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.75% [1]
AssetsNet	$ 16,508,534
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 49,580
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$16,508,534
Number of Portfolio Holdings	101
Advisory Fee	$49,580
Portfolio Turnover	7%

Holdings [Text Block]

Country Weighting (% of net assets)

Table Summary
Value	Value
Singapore	0.1%
Hong Kong	1.4%
Cayman Islands	37.6%
China	60.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	0.3%
Energy	1.1%
Financials	1.1%
Health Care	9.5%
Industrials	10.3%
Communications	18.8%
Consumer Discretionary	27.1%
Technology	31.9%

Top 10 Holdings

Table Summary
Holding Name	% of Net Assets
Tencent Holdings Ltd.	8.6%
Alibaba Group Holding Ltd.	8.0%
Contemporary Amperex Technology Company Ltd.	7.3%
Xiaomi Corp, Class B	4.4%
Zhongji Innolight Company Ltd.	4.3%
Meituan	3.6%
NetEase, Inc.	2.4%
BYD Company Ltd.	2.3%
Eoptolink Technology Inc Ltd.	1.9%
Shenzhen Mindray Bio-Medical Electronics Co.	1.9%

[1]	Annualized